AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Shares	Value
Common Stocks - 96.1%
Communication Services - 1.4%
GCI Liberty, Inc. Escrow Share*,1,2	79,662	$0
TripAdvisor, Inc.*,3	221,449	2,943,057
Yelp, Inc.*	77,534	2,122,881

Total Communication Services		5,065,938
Consumer Discretionary - 11.3%
LGI Homes, Inc.*,3	48,992	2,454,989
Lithia Motors, Inc.	30,918	10,000,118
LKQ Corp.[3]	131,987	4,335,773
Murphy USA, Inc.	25,463	10,758,372
Pursuit Attractions and Hospitality, Inc.*	135,287	4,698,517
United Parks & Resorts, Inc.*,3	113,357	4,267,891
Vail Resorts, Inc.[3]	33,567	4,466,761

Total Consumer Discretionary		40,982,421
Consumer Staples - 9.8%
BellRing Brands, Inc.*	121,591	3,023,968
BJ's Wholesale Club Holdings, Inc.*	132,422	12,241,090
Cal-Maine Foods, Inc.[3]	34,316	2,866,415
Dole PLC (Ireland)	179,848	2,864,979
Ingles Markets, Inc., Class A	50,939	3,813,294
Nomad Foods, Ltd. (United Kingdom)	201,238	2,555,723
PriceSmart, Inc.	35,148	4,998,397
The Simply Good Foods Co.*	176,716	3,316,959

Total Consumer Staples		35,680,825
Energy - 4.1%
Delek US Holdings, Inc.	129,328	3,816,469
HF Sinclair Corp.	61,111	3,177,161
Ovintiv, Inc.	23,388	1,016,676
Permian Resources Corp., Class A	419,483	6,766,261

Total Energy		14,776,567
Financials - 15.0%
Assured Guaranty, Ltd. (Bermuda)	98,980	8,398,453
Axis Capital Holdings, Ltd. (Bermuda)	47,926	4,945,005
Cannae Holdings, Inc.	207,786	2,994,196
CNA Financial Corp.[3]	70,106	3,355,273
EVERTEC, Inc. (Puerto Rico)	59,978	1,799,940
Genworth Financial, Inc.*	887,352	7,400,516
P10, Inc., Class A3	279,187	3,009,636
Radian Group, Inc.	49,124	1,616,179
WEX, Inc.*,3	46,886	7,215,755
White Mountains Insurance Group, Ltd.	6,677	13,653,998

Total Financials		54,388,951
	Shares	Value
Health Care - 11.9%
BioMarin Pharmaceutical, Inc.*	81,975	$4,634,866
The Cooper Cos., Inc.*	92,007	7,487,530
Embecta Corp.	156,450	1,659,935
Enovis Corp.*	87,016	1,917,833
Haemonetics Corp.*	56,243	3,749,158
ICON PLC (Ireland)*	43,748	7,885,577
ICU Medical, Inc.*,3	40,829	6,120,267
Smith & Nephew PLC, Sponsored ADR (United Kingdom)[3]	177,632	6,064,356
Teleflex, Inc.	35,761	3,732,376

Total Health Care		43,251,898
Industrials - 27.2%
Alight, Inc., Class A	519,622	795,022
Armstrong World Industries, Inc.	18,213	3,346,457
CACI International, Inc., Class A*	6,707	4,162,230
CNH Industrial, N.V. (United Kingdom)	315,704	3,396,975
CoreCivic, Inc.*	517,909	9,596,854
GXO Logistics, Inc.*	133,572	7,558,839
Hub Group, Inc., Class A	57,490	2,735,374
Huntington Ingalls Industries, Inc.	13,416	5,641,562
Insperity, Inc.[3]	37,378	1,597,162
Janus International Group, Inc.*	233,613	1,602,585
Maximus, Inc.	41,369	3,906,888
McGrath RentCorp	99,826	11,149,566
Owens Corning	32,146	3,852,377
Paycom Software, Inc.	39,855	5,370,461
Rentokil Initial PLC, Sponsored ADR (United Kingdom)[3]	184,272	5,806,411
Science Applications International Corp.	30,731	3,127,186
UFP Industries, Inc.	48,215	4,979,645
UniFirst Corp.	46,408	9,977,720
Verra Mobility Corp.*	165,796	3,199,863
WESCO International, Inc.	14,655	4,241,597
WillScot Holdings Corp.[3]	149,533	2,995,146

Total Industrials		99,039,920
Information Technology - 6.2%
ePlus, Inc.	88,237	7,571,617
Ingram Micro Holding Corp.[3]	85,332	1,802,212
NCR Voyix Corp.*,3	136,253	1,351,629
TD SYNNEX Corp.	27,037	4,289,961
Vontier Corp.	203,632	7,636,200

Total Information Technology		22,651,619

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 4.4%
AptarGroup, Inc.	60,635	$7,576,343
International Flavors & Fragrances, Inc.	72,123	5,034,907
Titan America, S.A. (Belgium)[3]	196,507	3,411,361

Total Materials		16,022,611
Real Estate - 0.5%
Howard Hughes Holdings, Inc.*	23,051	1,882,345
Utilities - 4.3%
MDU Resources Group, Inc.[3]	299,328	6,139,217
Northwestern Energy Group, Inc.	55,204	3,746,144
Southwest Gas Holdings, Inc.	55,923	4,631,543
Talen Energy Corp.*	3,614	1,258,973

Total Utilities		15,775,877

Total Common Stocks (Cost $297,334,168)		349,518,972

Principal Amount
Short-Term Investments - 5.6%
Joint Repurchase Agreements - 1.6%[4]
Citadel Securities LLC, dated 01/30/26, due 02/02/26, 3.710% total to be received $5,631,741 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 02/15/26 - 11/15/55, totaling $5,744,376)	$5,630,000	5,630,000
	Principal Amount	Value

HSBC Securities USA, Inc., dated 01/30/26, due 02/02/26, 3.670% total to be received $360,165 (collateralized by various U.S. Treasuries, 3.875% - 4.500%, 12/31/31 - 05/15/43, totaling $367,256)	$360,055	$360,055

Total Joint Repurchase Agreements		5,990,055
Repurchase Agreements - 4.0%
Fixed Income Clearing Corp., dated 01/30/26, due 02/02/26, 3.350% total to be received $14,598,074 (collateralized by a U.S. Treasury Note, 3.500%, 11/15/28, totaling $14,885,887)	14,594,000	14,594,000

Total Short-Term Investments (Cost $20,584,055)		20,584,055
Total Investments - 101.7% (Cost $317,918,223)		370,103,027
Other Assets, less Liabilities - (1.7)%		(6,265,315)
Net Assets - 100.0%		$363,837,712

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At January 31, 2026, the cost and market value of the escrow shares is $0, which represents 0.0% of net assets.
[3]	Some of these securities, amounting to $48,356,534 or 13.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury and U.S. Government Agency Obligations. See below for more information.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$99,039,920	—	—	$99,039,920
Financials	54,388,951	—	—	54,388,951
Health Care	43,251,898	—	—	43,251,898
Consumer Discretionary	40,982,421	—	—	40,982,421
Consumer Staples	35,680,825	—	—	35,680,825
Information Technology	22,651,619	—	—	22,651,619
Materials	16,022,611	—	—	16,022,611
Utilities	15,775,877	—	—	15,775,877
Energy	14,776,567	—	—	14,776,567
Communication Services	5,065,938	—	$0	5,065,938
Real Estate	1,882,345	—	—	1,882,345
Short-Term Investments
Joint Repurchase Agreements	—	$5,990,055	—	5,990,055
Repurchase Agreements	—	14,594,000	—	14,594,000
Total Investments in Securities	$349,518,972	$20,584,055	$0	$370,103,027

The Level 3 common stock held at January 31, 2026, was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized appreciation/depreciation of $0.
For the period ended January 31, 2026, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$48,356,534	$5,990,055	$43,738,563	$49,728,618
The following table summarizes the securities received as collateral for securities lending at January 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations and U.S. Government Agency Obligations	0.000%-7.000%	02/15/26-11/01/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.